                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549

                                  FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00082
                                   ---------

                                   CGM TRUST
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

        One International Place, Boston, Massachusetts 02110
-------------------------------------------------------------------------------
      (Address of principal executive offices)        (Zip code)

                              T. John Holton, Esq.
                             Bingham McCutchen LLP
                               150 Federal Street
                                Boston, MA 02110
-------------------------------------------------------------------------------
                  (Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225
                                                    --------------

Date of fiscal year end:  December 31, 2006
                          -----------------
Date of reporting period: December 31, 2006
                          -----------------

ITEM 1. REPORTS TO STOCKHOLDERS.

CGM
MUTUAL FUND

77th Annual Report
December 31, 2006

A No-Load Fund

[logo] Investment Adviser
       CAPITAL GROWTH MANAGEMENT
       Limited Partnership

TO OUR SHAREHOLDERS:
-------------------------------------------------------------------------------

CGM Mutual Fund increased 3.1% during the fourth quarter of 2006 compared to the unmanaged Standard and Poor's 500 Index which returned 6.7% and the Merrill Lynch Master Bond Index which grew 1.2%. For the year just ended, CGM Mutual Fund returned 5.5%, the unmanaged S&P 500 Index increased 15.8% and the Merrill Lynch Master Bond Index returned 4.3%.

THE YEAR IN REVIEW AND ECONOMIC OUTLOOK
2006 was another year of economic expansion with November marking the fifth anniversary of the start of the current growth cycle. The year took off with a bang with real Gross Domestic Product jumping by 5.6% (annualized) in the first quarter, but GDP growth slowed significantly to a 2.0% rate (annualized) by the third quarter. Two sectors were largely responsible for putting on the economic brakes: First, the American auto industry continues to lose market share and is increasingly forced to cut back in order to compete with foreign brands. Second, after four years of booming business and unsustainably spiraling prices, in our view, the homebuilding industry is feeling the pinch, curiously though, in spite of low unemployment and relatively low interest rates. Downturns in these two major industries notwithstanding, the US economy added 140,000 jobs per month in 2006 with the largest gains coming in the health and service sectors.

The Federal Reserve Board ratcheted up the Federal Funds rate from 1% in June of 2004 to 5.25% in June of 2006 in an attempt to slow the economy and ward off inflation. We believe the Fed's plan seems to be working since core inflation (ex food and energy) clocked in at a growth rate of 2.2% (annualized) over the past three months, down from 3.5% (annualized) in July. Four consecutive meetings of the Fed have come and gone since its last rate hike and the long term (ten-year) treasury yield has declined from 5.1% in June 2006 to 4.7% at year end. We are still experiencing the "inverted yield curve," we described in our last report and, though this state of affairs when short-term interest rates exceed long-term interest rates is often considered a harbinger of recession, we believe otherwise. Vital signs, most notably the strength of employment numbers, a recovery in Consumer Confidence and the fact that weakness in the housing industry hasn't spread to other businesses, in our opinion, point to continued growth at a modest rate.

From January 3, 2006 until early May of 2006, the US equity market as measured by the S&P 500 Index rose 6% from 1,248 to 1,325. The S&P dropped 7.5% to 1,225 in mid-June and then, gradually climbed 16% exclusive of dividends over the remaining months to 1,418 at year end. Given year-end profit levels, the S&P 500 Index was priced about 16 times earnings of the Index at the end of 2006, which seems to us quite reasonable in light of current inflation and long term interest rates.

PORTFOLIO STRATEGY
In 2006, the equity position of CGM Mutual Fund ranged between 60% and 73% of the Fund's total net assets, which reflected our belief in continued worldwide economic growth.

A significant portion of the Fund's equity portfolio during 2006 was invested in energy-related securities, which represented 16% of total Fund net assets on December 31, 2005 and grew to 36% of total Fund net assets on June 30, 2006 through a combination of purchases and stock appreciation. We maintained that position in anticipation of continued increases in oil and gas prices. Indeed, the price of oil rose from $60 per barrel in January 2006 to $78 a barrel in July, but then, fell abruptly to under $60 in September. The value of the portfolio's energy-related stocks declined significantly along with the cost of oil and the position was reduced to 15.6% of total Fund net assets at the end of September and to 10% by year end. As a result, the Fund underperformed the unmanaged Standard and Poor's 500 Index by 9.6% during the third quarter of the year which had a significant negative impact on the Fund's overall 2006 performance

During 2006, CGM Mutual Fund also owned a number of metals and mining stocks which generated modest gains. Additionally, we established a position in brokerage and investment bankers during the second half of the year which represented 20% of the Fund's total net assets at year end.

The Fund's fixed income component ranged from 27% to 40% of total net assets throughout the year and was invested exclusively in U.S. Treasury Bills.

At year end, CGM Mutual Fund's fixed income exposure was 27% of total net assets. In the equity portion of the portfolio on December 31, 2006, the three largest positions were in the brokerage and investment services, oil service and money center banking industries. The Fund's three largest holdings were The Goldman Sachs Group, Inc., Morgan Stanley and Deere & Company.

              /s/ Robert L. Kemp

                  Robert L. Kemp
                  President

              /s/ G. Kenneth Heebner

                  G. Kenneth Heebner
                  Portfolio Manager

January 3, 2007

COMPARISONS OF CHANGE IN VALUE OF $10,000 INVESTMENT IN CGM MUTUAL FUND, THE UNMANAGED S&P 500 INDEX, AND THE MERRILL LYNCH MASTER BOND INDEX assuming reinvestment of dividends and capital gains

----------------------------
      CGM MUTUAL FUND
Average Annual Total Returns
      through 12/31/06
----------------------------
1 year    5 year    10 year
 5.5%      9.3%       5.6%
----------------------------
   Past performance is no
indication of future results
----------------------------

                                      Unmanaged
                         CGM           S&P 500         Merrill Lynch
                     Mutual Fund        Index        Master Bond Index
           -----------------------------------------------------------

           Start      $10,000          $10,000           $10,000
           1997        10,820           13,340            10,970
           1998        11,707           17,155            11,946
           1999        14,107           20,758            11,827
           2000        12,471           18,869            13,211
           2001        11,024           16,624            14,308
           2002         9,161           12,950            15,796
           2003        12,798           16,667            16,444
           2004        14,193           18,484            17,151
           2005        16,265           19,390            17,597
           2006        17,160           22,454            18,354

CGM MUTUAL FUND
PORTFOLIO MANAGER
-------------------------------------------------------------------------------
G. Kenneth Heebner has managed CGM Mutual Fund since 1981. In 1990, Mr.
Heebner founded Capital Growth Management Limited Partnership with Robert L. Kemp. Prior to establishing the new company, Mr. Heebner was at Loomis, Sayles and Company where he managed the Fund, then known as Loomis-Sayles Mutual Fund. In addition to CGM Mutual Fund, Mr. Heebner currently manages CGM Capital Development Fund, CGM Realty Fund and CGM Focus Fund.

-------------------------------------------------------------------------------
See the Schedule of Investments on pages 3 and 4 for the percentage of net assets of the Fund invested in particular industries or securities as of December 31, 2006.

INVESTMENT PERFORMANCE
(unaudited)
-------------------------------------------------------------------------------
Cumulative Total Return for Periods Ended
December 31, 2006

                                                                       CGM
                                                                   MUTUAL FUND
                                                                   -----------
10 Years .......................................................      +71.7%
 5 Years .......................................................      +55.8
 1 Year ........................................................      + 5.5
 3 Months ......................................................      + 3.1

The performance data contained in the report represent past performance, which is no guarantee of future results. The graph and table above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assume the reinvestment of all Fund distributions. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Commencing July 1, 2003 and ending June 30, 2004, Capital Growth Management agreed to voluntarily waive a portion of the management fee, lowering the annual rate to 0.72% of the Fund's average daily net assets. Otherwise, the total return for the 10- and 5-year periods ended December 31, 2006 would have been lower.

                                                 CGM MUTUAL FUND
----------------------------------------------------------------------------------------------------------------

INVESTMENTS AS OF DECEMBER 31, 2006

COMMON STOCKS -- 72.9% OF TOTAL NET ASSETS

                                                                                       SHARES         VALUE(a)
                                                                                       ------         --------
AIRLINES -- 2.2%
  Gol Linhas Aereas Inteligentes S.A. ADR (b) ..................................        380,000     $ 10,894,600
                                                                                                    ------------
BANKS - MONEY CENTER -- 7.5%
  Bank of America Corporation ..................................................        480,000       25,627,200
  Citigroup Inc. ...............................................................        220,000       12,254,000
                                                                                                    ------------
                                                                                                      37,881,200
                                                                                                    ------------
BROKERAGE/INVESTMENT SERVICES -- 20.2%
  Lehman Brothers Holdings Inc. ................................................        225,000       17,577,000
  Merrill Lynch & Co., Inc. ....................................................        285,000       26,533,500
  Morgan Stanley ...............................................................        345,000       28,093,350
  The Goldman Sachs Group, Inc. ................................................        150,000       29,902,500
                                                                                                    ------------
                                                                                                     102,106,350
                                                                                                    ------------
BUSINESS SERVICES -- 5.3%
  CB Richard Ellis Group, Inc. (c) .............................................        810,000       26,892,000
                                                                                                    ------------
DRUGS -- 4.4%
  Allergan, Inc. ...............................................................        185,000       22,151,900
                                                                                                    ------------
FINANCIAL SERVICES -- 5.5%
  MasterCard Incorporated ......................................................        280,000       27,577,200
                                                                                                    ------------
HEAVY CAPITAL GOODS -- 2.9%
  Cummins, Inc. ................................................................        125,000       14,772,500
                                                                                                    ------------
MACHINERY -- 5.6%
  Deere & Company ..............................................................        295,000       28,045,650
                                                                                                    ------------
METALS AND MINING -- 4.0%
  Companhia Vale Do Rio Doce ADR (b) ...........................................        680,000       20,223,200
                                                                                                    ------------
MISCELLANEOUS -- 2.6%
  Nike, Inc. ...................................................................        134,000       13,270,020
                                                                                                    ------------
OFFSHORE DRILLING -- 1.1%
  Transocean, Inc. (c) .........................................................         67,000        5,419,630
                                                                                                    ------------
OIL SERVICE -- 8.9%
  Baker Hughes Incorporated ....................................................        320,000       23,891,200
  Schlumberger Limited .........................................................        335,000       21,158,600
                                                                                                    ------------
                                                                                                      45,049,800
                                                                                                    ------------
TELEPHONE -- 2.7%
  AT&T, Inc. ...................................................................        380,000       13,585,000
                                                                                                    ------------
TOTAL COMMON STOCKS (Identified Cost $348,013,357) .............................                     367,869,050
                                                                                                    ------------
BILLS -- 26.7% OF TOTAL NET ASSETS
                                                                                        FACE
                                                                                       AMOUNT
                                                                                       ------
UNITED STATES TREASURY -- 26.7%
  United States Treasury Bills, 3.592%, 01/04/07 ...............................    $20,000,000     $ 19,992,033
  United States Treasury Bills, 3.646%, 01/04/07 ...............................      5,500,000        5,497,773
  United States Treasury Bills, 4.638%, 03/01/07 ...............................     23,400,000       23,220,522
  United States Treasury Bills, 4.684%, 03/15/07 ...............................     65,000,000       64,380,160
  United States Treasury Bills, 4.788%, 01/25/07 ...............................      5,000,000        4,983,433
  United States Treasury Bills, 4.839%, 02/08/07 ...............................      4,000,000        3,979,142
  United States Treasury Bills, 4.842%, 02/22/07 ...............................      7,500,000        7,446,917
  United States Treasury Bills, 4.863%, 02/15/07 ...............................      5,500,000        5,466,037
                                                                                                    ------------
TOTAL BILLS (Identified Cost $134,947,222) .....................................                     134,966,017
                                                                                                    ------------
SHORT-TERM INVESTMENT -- 0.4% OF TOTAL NET ASSETS
  American Express Credit Corporation, 5.26%, 01/02/07 (Cost $1,920,000) .......      1,920,000        1,920,000
                                                                                                    ------------

TOTAL INVESTMENTS -- 100.0% (Identified Cost $484,880,579) ....................................      504,755,067
  Cash and receivables ........................................................................       13,187,989
  Liabilities .................................................................................      (13,368,822)
                                                                                                    ------------
TOTAL NET ASSETS -- 100.0% ....................................................................     $504,574,234
                                                                                                    ============

(a) See Note 1A.
(b) An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.
(c) Non-income producing security.

                                 See accompanying notes to financial statements.

                                CGM MUTUAL FUND
-------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006

ASSETS
Investments at value (Identified
 cost $484,880,579) ...........................................    $504,755,067
Cash ..........................................................           3,033
Receivable for:
  Securities sold ...............................   $12,952,087
  Shares of the Fund sold .......................        14,270
  Dividends and interest ........................       218,599      13,184,956
                                                    -----------    ------------
      Total assets ............................................     517,943,056
                                                                   ------------
LIABILITIES
Payable for:
  Securities purchased ..........................    12,315,358
  Shares of the Fund redeemed ...................       497,879
  Distributions declared ........................        (2,639)     12,810,598
                                                    -----------
Accrued expenses:
  Management fees ...............................       387,749
  Trustees' fees ................................        12,184
  Accounting, Administration and Compliance
   expenses .....................................         7,873
  Transfer agent fees ...........................        80,861
  Other expenses ................................        69,557         558,224
                                                    -----------    ------------
      Total liabilities .......................................      13,368,822
                                                                   ------------
NET ASSETS ....................................................    $504,574,234
                                                                   ============
Net Assets consist of:
  Capital paid-in .............................................    $484,699,746
  Net unrealized appreciation on investments ..................      19,874,488
                                                                   ------------
NET ASSETS ....................................................    $504,574,234
                                                                   ============

Shares of beneficial interest outstanding, no par value .......      18,162,578
                                                                   ============
Net asset value per share* ....................................          $27.78
                                                                         ======

* Shares of the Fund are sold and redeemed at net asset value
  ($504,574,234 / 18,162,578).

                See accompanying notes to financial statements.

                                CGM MUTUAL FUND
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

Year Ended December 31, 2006

INVESTMENT INCOME
Income:
  Dividends (net of withholding tax of $53,390) .............      $  5,514,669
  Interest ..................................................         8,176,297
                                                                   ------------
                                                                     13,690,966
                                                                   ------------
Expenses:
  Management fees ...........................................         4,676,673
  Trustees' fees ............................................            57,006
  Accounting, Administration and Compliance expenses ........            94,481
  Custodian fees and expenses ...............................           105,756
  Transfer agent fees .......................................           500,860
  Audit and tax services ....................................            35,800
  Legal .....................................................            23,743
  Printing ..................................................            72,081
  Registration fees .........................................            26,378
  Miscellaneous expenses ....................................             2,614
                                                                   ------------
                                                                      5,595,392
                                                                   ------------
Net investment income .......................................         8,095,574
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCY TRANSACTIONS
  Net realized gains on investments and foreign currency
   transactions .............................................        21,496,524
  Net unrealized depreciation ...............................        (1,483,721)
                                                                   ------------
  Net realized and unrealized gain (loss) on investments
   and foreign currency transactions ........................        20,012,803
                                                                   ------------
CHANGE IN NET ASSETS FROM OPERATIONS ........................      $ 28,108,377
                                                                   ============

                See accompanying notes to financial statements.

                                                   CGM MUTUAL FUND
--------------------------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                          YEAR ENDED DECEMBER 31,
                                                                                       -----------------------------
                                                                                           2006             2005
                                                                                       ------------     ------------
OPERATIONS
  Net investment income ...........................................................    $  8,095,574     $  5,497,121
  Net realized gains from investments and foreign currency transactions ...........      21,496,524       80,829,927
  Net unrealized depreciation .....................................................      (1,483,721)     (17,869,171)
                                                                                       ------------     ------------
    Change in net assets from operations ..........................................      28,108,377       68,457,877
                                                                                       ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ......................................................      (7,978,514)      (5,573,344)
  Net short-term realized capital gains on investments ............................     (20,947,527)              --
  Net long-term realized capital gains on investments .............................              --      (14,846,567)
                                                                                       ------------     ------------
                                                                                        (28,926,041)     (20,419,911)
                                                                                       ------------     ------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares ....................................................      15,755,750       17,461,378
  Net asset value of shares issued in connection with reinvestment of:
    Dividends from net investment income ..........................................       7,057,743        4,911,392
    Distributions from net short-term realized capital gains on investments .......      19,051,989               --
    Distributions from net long-term realized capital gains on investments ........              --       13,467,340
                                                                                       ------------     ------------
                                                                                         41,865,482       35,840,110
  Cost of shares redeemed .........................................................     (51,085,253)     (50,709,410)
                                                                                       ------------     ------------
    Change in net assets derived from capital share transactions ..................      (9,219,771)     (14,869,300)
                                                                                       ------------     ------------
  Total change in net assets ......................................................     (10,037,435)      33,168,666

NET ASSETS
  Beginning of year ...............................................................     514,611,669      481,443,003
                                                                                       ------------     ------------
  End of the year .................................................................    $504,574,234     $514,611,669
                                                                                       ============     ============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ......................................................         540,144          638,159
  Issued in connection with reinvestment of:
    Dividends from net investment income ..........................................         243,191          177,340
    Distributions from net short-term realized capital gains on investments .......         682,622               --
    Distributions from net long-term realized capital gains on investments ........              --          482,182
                                                                                       ------------     ------------
                                                                                          1,465,957        1,297,681
  Redeemed ........................................................................      (1,752,991)      (1,858,000)
                                                                                       ------------     ------------
  Net change ......................................................................        (287,034)        (560,319)
                                                                                       ============     ============

                                   See accompanying notes to financial statements.

                                                       CGM MUTUAL FUND
----------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                                   YEAR ENDED DECEMBER 31,
                                                                 -----------------------------------------------------------
                                                                   2006        2005        2004          2003          2002
For a share of the Fund outstanding throughout each period:

Net asset value at the beginning of period ................       $27.89      $25.33      $23.00        $16.65        $20.47
                                                                 -------     -------     -------       -------       -------
Net investment income(a)(b) ...............................         0.45        0.30        0.16          0.23          0.26
Net realized and unrealized gain (loss) on investments and
 foreign currency transactions ............................         1.09        3.40        2.33          6.35         (3.67)
                                                                 -------     -------     -------       -------       -------
Total from investment operations ..........................         1.54        3.70        2.49          6.58         (3.41)
                                                                 -------     -------     -------       -------       -------

Dividends from net investment income ......................        (0.45)      (0.31)      (0.16)        (0.23)        (0.41)
Distribution from net short-term realized gains ...........        (1.20)         --          --            --            --
Distribution from net long-term realized gains ............           --       (0.83)         --            --            --
                                                                 -------     -------     -------       -------       -------
Total Distributions .......................................        (1.65)      (1.14)      (0.16)        (0.23)        (0.41)
                                                                 -------     -------     -------       -------       -------
Net increase (decrease) in net asset value ................        (0.11)       2.56        2.33          6.35         (3.82)
                                                                 -------     -------     -------       -------       -------
Net asset value at end of period ..........................       $27.78      $27.89      $25.33        $23.00        $16.65
                                                                 =======     =======     =======       =======       =======
Total Return (%) ..........................................          5.5        14.6        10.9(c)       39.7(c)      (16.9)

Ratios:
Operating expenses to average net assets (%) ..............         1.07        1.09        1.02          1.07          1.14
Operating expenses to average net assets
 before management fee waiver (%) .........................          N/A         N/A        1.11          1.17           N/A
Net investment income to average net assets (%) ...........         1.55        1.09        0.68          1.23          1.30
Portfolio turnover (%) ....................................          504         336         314           260           191
Net assets at end of period (in thousands) ($).............      504,574     514,612     481,443       477,147       376,089

(a) Net of management fee waiver which amounted to ($) ....          N/A         N/A        0.02          0.02           N/A
(b) Per share net investment income has been calculated using the average shares outstanding during the period.
(c) The total return would have been lower had the management fee not been reduced during the period.

                                       See accompanying notes to financial statements.

                                CGM MUTUAL FUND
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006

1. The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other Funds whose financial statements are not presented herein. Along with one other fund in a separate Trust, there are four CGM Funds. The Fund commenced operations on November 5, 1929. The Fund's objective is reasonable long-term capital appreciation with a prudent approach to protection of capital from undue risks. Current income is a consideration in the selection of the Fund's portfolio securities, but it is not a controlling factor.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of Trustees. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes. Interest income is recorded on an accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis. Dividend payments received by the Fund from its investment in REITs may be comprised of ordinary income, capital gains, and return of capital and as such are recorded as dividend income, capital gains or a reduction to security cost, as appropriate.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 2006, there were no capital loss carryovers available to offset future realized gains.

    As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

     UNDISTRIBUTED       UNDISTRIBUTED LONG-TERM           NET UNREALIZED
    ORDINARY INCOME           CAPITAL GAINS         APPRECIATION/(DEPRECIATION)
    ---------------      -----------------------    ---------------------------

          $--                      $--                      $19,874,488

    The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at December 31, 2006 was as follows:

                        GROSS UNREALIZED     GROSS UNREALIZED     NET UNREALIZED
    IDENTIFIED COST       APPRECIATION         DEPRECIATION        APPRECIATION
    ---------------     ----------------     ----------------     --------------

      $484,880,579         $23,178,962         $(3,304,474)         $19,874,488

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. These differences are primarily related to foreign exchange gain/loss. The Fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book and tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

    The tax character of distributions paid during the period ended December 31, 2006, was as follows:

                                       LONG-TERM
              ORDINARY INCOME        CAPITAL GAINS            TOTAL
              ---------------        -------------            -----

                $28,926,041               $--              $28,926,041

E. FOREIGN CURRENCY TRANSLATION -- All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.

F. INDEMNITIES -- In the normal course of business, CGM Mutual Fund may enter into contracts that provide indemnities to third parties for various potential losses and claims. CGM Mutual Fund's maximum exposure under these arrangements is unknown as this would depend on future claims that may be made against CGM Mutual Fund. The risk of material loss from such claims is considered remote.

2. FOREIGN INVESTMENT RISK -- There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

3. PURCHASES AND SALES OF SECURITIES -- For the period ended December 31, 2006, purchases and sales of securities other than United States government obligations and short-term investments aggregated $1,763,242,358 and $1,761,136,068, respectively. There were no purchases or sales of long-term United States government obligations.

4. A. MANAGEMENT FEES -- During the period ended December 31, 2006, the Fund incurred management fees of $4,676,673, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
        (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.90% on the first $500 million of the Fund's average daily net assets, 0.80% of the next $500 million and 0.75% of such assets in excess of $1 billion.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which were paid to CGM by the Fund, include the following:
        (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes Oxley Act of 2002. The Accounting, Administration and Compliance expense of $94,481, for the period ended December 31, 2006, is shown separately in the financial statements. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, some of whom are officers of the Fund. Of the total expense reimbursement, $73,580 represented reimbursements by the Fund to CGM for a portion of the salaries of CGM employees who are officers of the Fund.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the period ended December 31, 2006, each disinterested trustee was compensated by the CGM Funds with an annual fee of $50,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the CGM Funds and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, each of the CGM Funds is responsible for $7,000 per trustee annually, plus an annual variable fee calculated based on the proportion of each of the CGM Funds' average net assets relative to the aggregate average net assets of the CGM Funds.

5. OTHER -- On July 13, 2006 the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for the first financial statement reporting period after June 29, 2007 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements, if any, has not yet been determined.

                                CGM MUTUAL FUND
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of CGM Trust and Shareholders of CGM Mutual Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM Mutual Fund (the "Fund," a series of CGM Trust) at December 31, 2006, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 14, 2007

                                CGM MUTUAL FUND
-------------------------------------------------------------------------------

ADDITIONAL INFORMATION
(unaudited)

AVAILABILITY OF PROXY VOTING INFORMATION:
Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2006 are available without charge, upon request by calling 1-800-345-3048. The policies also appear in the Fund's Statement of Additional Information, which can be found on the SEC's website, http://www.sec.gov. The voting records can also be found on the SEC's website on the N-PX filing.

PORTFOLIO HOLDINGS:
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                CGM MUTUAL FUND
-------------------------------------------------------------------------------
FUND EXPENSES
As a shareholder of CGM Mutual Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2006 to December 31, 2006.

ACTUAL RETURN AND EXPENSES
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------

                              Beginning         Ending         Expenses Paid
                            Account Value    Account Value     During Period*
                               7/01/06         12/31/06      7/01/06 - 12/31/06
-------------------------------------------------------------------------------
Actual                        $1,000.00          $990.37            $5.37
-------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)   $1,000.00        $1,019.81            $5.45
-------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.07%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                                                           CGM MUTUAL FUND
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                      25 YEAR INVESTMENT RECORD
                                         DECEMBER 31, 1981 -- DECEMBER 31, 2006 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
                                   IF YOU HAD PURCHASED ONE SHARE OF THE FUND ON DECEMBER 31, 1981
-----------------------------------------------------------------------------------------------------------------------------------
                               -- AND HAD TAKEN ALL DIVIDENDS                     OR -- HAD REINVESTED ALL DIVIDENDS AND CAPITAL
                                  AND DISTRIBUTIONS IN CASH                          GAINS DISTRIBUTIONS IN ADDITIONAL SHARES
-----------------------------------------------------------------------------------------------------------------------------------
                                               During the Year
                                           You Would Have Received                                       Which Would Represent
                                      ---------------------------------                             -------------------------------
                                                                               The Value of                          A Cumulative
                       The Net                                                 Your Original                            Change
                     Asset Value        Per Share           Per Share           Investment               An           Expressed
    On                 of Your        Capital Gains          Income               At Each              Annual      As An Index With
 December           Shares Would      Distributions       Distributions          Year End           Total Return     December 31,
    31                Have Been            of                  of             Would Have Been            of          1981 = 100.0
-----------------------------------------------------------------------------------------------------------------------------------
   1981                $13.90                                                                                            100.0
   1982                 18.16              --                 $ 1.09              $ 19.60              +  41.0%          141.0
   1983                 18.81              --                   1.09                21.54              +   9.9           155.0
   1984                 17.01            $ 1.86                 0.95                22.90              +   6.3           164.8
   1985                 21.53              --                   1.08                30.80              +  34.5           221.7
   1986                 22.86              2.75                 0.94                38.53              +  25.1           277.3
   1987                 20.40              4.52                 1.06                43.81              +  13.7           315.3
   1988                 19.94              --                   1.10                45.21              +   3.2           325.4
   1989                 22.34              0.95                 0.93                55.02              +  21.7           396.0
   1990                 21.64              --                   0.93*               55.63              +   1.1           400.4
   1991                 26.80              2.64                 0.97                78.38              +  40.9           564.2
   1992                 26.02              1.42                 0.93                83.16              +   6.1           598.6
   1993                 28.88              1.93                 0.86               101.29              +  21.8           729.1
   1994                 25.05              --                   1.04                91.46              -   9.7           658.4
   1995                 29.43              0.89                 0.77               113.68              +  24.3           818.4
   1996                 31.42              4.15                 0.74               140.62              +  23.7          1012.4
   1997                 25.52              7.81                 0.67               152.15              +   8.2          1095.4
   1998                 26.36              0.25                 0.98               164.63              +   8.2          1185.2
   1999                 27.28              3.54                 0.84               198.38              +  20.5          1428.2
   2000                 23.38              --                   0.73               175.37              -  11.6          1262.5
   2001                 20.47              --                   0.20               155.03              -  11.6          1116.1
   2002                 16.65              --                   0.41               128.83              -  16.9           927.5
   2003                 23.00              --                   0.23               179.98              +  39.7          1295.7
   2004                 25.33              --                   0.16               199.60              +  10.9          1436.9
   2005                 27.89              0.83                 0.31               228.74              +  14.6          1646.7
   2006                 27.78              1.20                 0.45               241.32              +   5.5          1737.3
                                         ------               ------                                   -------
    Totals                               $34.74               $19.46                                   +1637.3
-----------------------------------------------------------------------------------------------------------------------------------
* Includes $0.05 per share distributed from paid-in capital.
  Shares were first offered on November 5, 1929; the net asset value per share, adjusted for stock splits and dividends, was $8.33.
-----------------------------------------------------------------------------------------------------------------------------------

The performance data contained in this report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return on, and the principal value of, an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. The advisor waived $0.02 and $0.02 per share of management fee in 2003 and 2004, respectively. Otherwise, the annual total return for
2003 and 2004 and cumulative 25-year return would have been lower.

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/2006

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For the year ended December 31, 2006, the Fund designated $43,768 as long-term capital dividends.

TRUSTEES AND OFFICERS

The Fund is supervised by the board of trustees (the "Board") of the Trust. The Board is responsible for the general oversight of the Fund, including general supervision and review of the Fund's investment activities. The Board, in turn, elects the officers who are responsible for administering the Fund's day-to-day operations.

An asterisk in the table below identifies those trustees and officers who are "interested persons" of the Trust as defined in the Investment Company Act of 1940. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual's position with Capital Growth Management Limited Partnership ("CGM"), the Fund's investment adviser, as described in the table below. Each trustee serves during the continued lifetime of the Trust or until he earlier dies, resigns or is removed, or if sooner, until the election and qualification of his successor. Each officer serves until his or her successor is elected or qualified or until the officer sooner dies, resigns, or is removed or becomes disqualified.

The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each interested trustee and officer is One International Place, Boston, Massachusetts 02110. Correspondence intended for the trustees who are not "interested persons" of the Trust may be sent c/o Capital Growth Management, One International Place, Boston, Massachusetts 02110.

The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available, without charge, upon request by calling the CGM Marketing Department, toll free, at 800-345-4048.

                                                                                                                     NUMBER OF
                                                                                                                   FUNDS IN THE
                                                                         PRINCIPAL OCCUPATION DURING                 CGM FUNDS
                                    POSITION HELD AND                          PAST 5 YEARS AND                       COMPLEX
NAME, ADDRESS AND AGE             LENGTH OF TIME SERVED                    OTHER DIRECTORSHIPS HELD                  OVERSEEN
---------------------             ---------------------                  ---------------------------               ------------
INTERESTED TRUSTEES
G. Kenneth Heebner*              Trustee since 1993             Co-founder and Employee, CGM;                            4
  age 66                                                        Controlling Owner, Kenbob, Inc. (general
                                                                partner of CGM)

Robert L. Kemp*                  Trustee since 1990             Co-founder and Employee, CGM; Non-voting                 4
  age 74                                                        Owner, Kenbob, Inc. (general partner of CGM)

DISINTERESTED TRUSTEES
Peter O. Brown                   Trustee since 1993             Counsel (formerly, Partner), Harter,                     4
  age 66                                                        Secrest & Emery LLP (law firm); formerly
                                                                Executive Vice President and Chief
                                                                Operating Officer, The Glenmeade Trust
                                                                Company (from 1990 to 1993); formerly
                                                                Senior Vice President, J.P. Morgan Chase
                                                                Bank (from 1981 to 1990); Trustee, TT
                                                                International U.S.A. Master and Feeder
                                                                Trusts (four mutual funds) from
                                                                2000-2005

Mark W. Holland                  Trustee since 2004             President, Wellesley Financial Advisors,                 4
  age 57                                                        LLC (since 2003); formerly Vice President
                                                                and Chief Operating Officer, Fixed
                                                                Income Management, Loomis, Sayles &
                                                                Company, L.P.; formerly Director, Loomis,
                                                                Sayles & Company, L.P. (from 1999 to
                                                                2002)

James Van Dyke Quereau, Jr.      Trustee since 1993             Managing Partner and Director, Stratton                  4
  age 58                                                        Management Company (investment
                                                                management); Director and Vice
                                                                President, Semper Trust Co.

J. Baur Whittlesey               Trustee since 1990             Member, Ledgewood, P.C. (law firm)                       4
  age 60

OFFICERS
G. Kenneth Heebner*              Vice President since 1990      Co-founder and Employee, CGM;                            4
  age 66                                                        Controlling Owner, Kenbob, Inc. (general
                                                                partner of CGM)

Robert L. Kemp*                  President since 1990           Co-founder and Employee, CGM; Non-voting                 4
  age 74                                                        Owner, Kenbob, Inc. (general partner of CGM)

David C. Fietze*                 Chief Compliance Officer       Employee - Legal counsel, CGM;                           4
  age 37                         since 2004                     formerly counsel, Bartlett Hackett
  address:                                                      Feinberg, P.C.
  38 Newbury Street
  Boston, Massachusetts
  02116

Kathleen S. Haughton*            Vice President since 1992      Employee - Investor Services Division, CGM               4
  age 46                         and Anti-Money
  address:                       Laundering Compliance
  38 Newbury Street              Officer since 2002
  Boston, Massachusetts
  02116

Jem A. Hudgins*                  Treasurer since 2004           Employee - CGM                                           4
  age 43

Leslie A. Lake*                  Vice President and             Employee - Office Administrator, CGM                     4
  age 61                         Secretary since 1992

Martha I. Maguire*               Vice President since 1994      Employee - Funds Marketing, CGM                          4
  age 51

Mary L. Stone*                   Assistant Vice President       Employee - Portfolio Transactions, CGM                   4
  age 62                         since 1990

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY
BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

-------------------------------------------------------

TELEPHONE NUMBERS

For information about:

[ ] Account Procedures and Status

[ ] Redemptions

[ ] Exchanges
    Call 800-343-5678

[ ] New Account Procedures

[ ] Prospectuses

[ ] Performance

[ ] Proxy Voting Policies and Voting Records

[ ] Complete Schedule of Portfolio Holdings
    for the 1st & 3rd Quarters (as filed on Form N-Q)
    Call 800-345-4048
-------------------------------------------------------

MAILING ADDRESS
CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511
-------------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

MAR 06                                                      Printed in U.S.A.

CGM
REALTY FUND

13th Annual Report
December 31, 2006

A No-Load Fund

[logo] Investment Adviser
       CAPITAL GROWTH MANAGEMENT
       Limited Partnership

TO OUR SHAREHOLDERS:
-------------------------------------------------------------------------------

CGM Realty Fund increased 9.8% during the fourth quarter of 2006 compared to the unmanaged Standard and Poor's 500 Index which returned 6.7% and the FTSE NAREIT U.S. Real Estate Equity REIT Index which grew 9.5%. For the year just ended, CGM Realty Fund returned 29.0%, the unmanaged S&P 500 Index increased 15.8% and the FTSE NAREIT U.S. Real Estate Equity REIT Index returned 35.1%.

THE YEAR IN REVIEW AND ECONOMIC OUTLOOK
2006 was another year of economic expansion with November marking the fifth anniversary of the start of the current growth cycle. The year took off with a bang with real Gross Domestic Product jumping by 5.6% (annualized) in the first quarter, but GDP growth slowed significantly to a 2.0% rate (annualized) by the third quarter. Two sectors were largely responsible for putting on the economic brakes: First, the American auto industry continues to lose market share and is increasingly forced to cut back in order to compete with foreign brands. Second, after four years of booming business and unsustainably spiraling prices, in our view, the homebuilding industry is feeling the pinch, curiously though, in spite of low unemployment and relatively low interest rates. Downturns in these two major industries notwithstanding, the US economy added 140,000 jobs per month in 2006 with the largest gains coming in the health and service sectors.

The Federal Reserve Board ratcheted up the Federal Funds rate from 1% in June of 2004 to 5.25% in June of 2006 in an attempt to slow the economy and ward off inflation. We believe the Fed's plan seems to be working since core inflation (ex food and energy) clocked in at a growth rate of 2.2% (annualized) over the past three months, down from 3.5% (annualized) in July. Four consecutive meetings of the Fed have come and gone since its last rate hike and the long term (ten-year) treasury yield has declined from 5.1% in June 2006 to 4.7% at year end. We are still experiencing the "inverted yield curve," we described in our last report and, though this state of affairs when short-term interest rates exceed long-term interest rates is often considered a harbinger of recession, we believe otherwise. Vital signs, most notably the strength of employment numbers, a recovery in Consumer Confidence and the fact that weakness in the housing industry hasn't spread to other businesses, in our opinion, point to continued growth at a modest rate.

From January 3, 2006 until early May of 2006, the US equity market as measured by the S&P 500 Index rose 6% from 1,248 to 1,325. The S&P dropped 7.5% to 1,225 in mid-June and then, gradually climbed 16% exclusive of dividends over the remaining months to 1,418 at year end. Given year-end profit levels, the S&P 500 Index was priced about 16 times earnings of the Index at the end of 2006, which seems to us quite reasonable in light of current inflation and long term interest rates.

PORTFOLIO STRATEGY
Real Estate Investment Trusts (REITs) were the dominant investment category in the CGM Realty Fund portfolio in 2006 and accounted for between 69% and 85% of Fund net assets throughout the year.

The Fund's investments in office and industrial REITs, which were concentrated in markets with rising rents and declining vacancies, including New York City, Washington, D.C. and Los Angeles, represented 11% of the total portfolio at the beginning of the year and climbed to 30% of the portfolio at year end. Apartment REITs increased from 11% of the portfolio in January 2006 to 35% of the portfolio at year end in anticipation of rising rents in markets on both coasts. The Fund's holdings in office REITs and apartment REITs had a positive impact on Fund performance.

We began 2006 with nearly one third of the Fund invested in hotel REITs, but virtually eliminated the position in the second half of the year as we projected high room rates and profitability in many cities would lead to an eventual increase in supply. By and large, hotel REIT holdings of the portfolio returned mixed results.

Beyond the REIT universe, the Fund also invested in mining companies during the year and sold them at a loss, while holdings in a commercial real estate broker made a positive contribution to Fund performance in 2006.

At year end, CGM Realty Fund was 81% invested in REITs. The Fund's portfolio was 35% invested in apartment REITS, 30% in office and industrial REITs and 16% in storage, hotel, retail and miscellaneous REITs. On December 31, 2006, the Fund's three largest holdings were SL Green Realty Corp., CB Richard Ellis Group, Inc., and Public Storage, Inc.

              /s/ Robert L. Kemp

                  Robert L. Kemp
                  President

              /s/ G. Kenneth Heebner

                  G. Kenneth Heebner
                  Portfolio Manager

January 3, 2007

COMPARISONS OF CHANGE IN VALUE OF $10,000 INVESTMENT IN CGM REALTY FUND, THE UNMANAGED S&P 500 INDEX, AND THE FTSE NAREIT U.S. REAL ESTATE EQUITY REIT INDEX assuming reinvestment of dividends and capital gains

----------------------------
      CGM REALTY FUND
Average Annual Total Returns
      through 12/31/06
----------------------------
1 year    5 year    10 year
29.0%     34.2%      19.8%
----------------------------
   Past performance is no
indication of future results
----------------------------

                                      Unmanaged      FTSE NAREIT U.S.
                         CGM           S&P 500          Real Estate
                     Realty Fund        Index        Equity REIT Index
           -----------------------------------------------------------
           Start      $10,000          $10,000            $10,000
           1997        12,670           13,340             12,030
           1998         9,984           17,155              9,925
           1999        10,244           20,758              9,468
           2000        13,235           18,869             11,968
           2001        13,910           16,624             13,632
           2002        14,397           12,950             14,150
           2003        27,311           16,667             19,400
           2004        37,006           18,484             25,530
           2005        46,998           19,390             28,645
           2006        60,627           22,454             38,699

CGM REALTY FUND
PORTFOLIO MANAGER
-------------------------------------------------------------------------------
G. Kenneth Heebner has managed CGM Realty Fund since its inception on May 13, 1994. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership with Robert L. Kemp. Prior to establishing the new company, Mr. Heebner managed mutual funds at Loomis, Sayles and Company. In addition to CGM Realty Fund, he currently manages CGM Capital Development Fund, CGM Mutual Fund and CGM Focus Fund.

-------------------------------------------------------------------------------
See the Schedule of Investments on pages 3 and 4 for the percentage of net assets of the Fund invested in particular industries or securities as of December 31, 2006.

INVESTMENT PERFORMANCE
(unaudited)
-------------------------------------------------------------------------------
Cumulative Total Return for Periods
Ended December 31, 2006

                                                                       CGM
                                                                   REALTY FUND
                                                                   -----------
10 Years .......................................................     +507.0%
 5 Years .......................................................     +336.0
 1 Year ........................................................     + 29.0
 3 Months ......................................................     +  9.8

The adviser limited the Fund's total operating expenses to 1.00% of its average net assets through December 31, 1997. Otherwise, the Fund's total return for the ten-year period would have been lower.

The performance data contained in the report represent past performance, which is no guarantee of future results. The graph and table above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assume the reinvestment of all Fund distributions. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

                                                  CGM REALTY FUND
------------------------------------------------------------------------------------------------------------------

INVESTMENTS AS OF DECEMBER 31, 2006

COMMON STOCKS -- 98.7% OF TOTAL NET ASSETS

REAL ESTATE INVESTMENT TRUSTS -- 81.3%

                                                                                       SHARES          VALUE(a)
                                                                                       ------          --------
APARTMENTS -- 34.9%
  Apartment Investment and Management Company ..................................      1,355,000     $   75,907,100
  Archstone-Smith Trust ........................................................      1,210,000         70,434,100
  AvalonBay Communities, Inc. ..................................................        585,400         76,131,270
  BRE Properties, Inc. .........................................................      1,200,000         78,024,000
  Equity Residential ...........................................................      1,420,000         72,065,000
  Essex Property Trust, Inc. ...................................................        575,000         74,318,750
  Home Properties, Inc. ........................................................      1,140,000         67,567,800
                                                                                                    --------------
                                                                                                       514,448,020
                                                                                                    --------------
HOTELS -- 1.1%
  DiamondRock Hospitality Company ..............................................        880,000         15,848,800
                                                                                                    --------------
MISCELLANEOUS -- 5.2%
  Entertainment Properties Trust ...............................................      1,302,300         76,106,412
                                                                                                    --------------
OFFICE AND INDUSTRIAL -- 30.2%
  AMB Property Corporation .....................................................      1,055,000         61,833,550
  Boston Properties, Inc. ......................................................        700,000         78,316,000
  Douglas Emmett, Inc. .........................................................      2,730,000         72,590,700
  Maguire Properties, Inc. .....................................................         30,000          1,200,000
  Prologis .....................................................................      1,037,700         63,061,029
  SL Green Realty Corp. ........................................................        756,300        100,421,514
  Vornado Realty Trust .........................................................        565,000         68,647,500
                                                                                                    --------------
                                                                                                       446,070,293
                                                                                                    --------------
RETAIL -- 4.4%
  Simon Property Group, Inc. ...................................................        300,000         30,387,000
  Tanger Factory Outlet Centers, Inc. ..........................................        891,500         34,839,820
                                                                                                    --------------
                                                                                                        65,226,820
                                                                                                    --------------
STORAGE -- 5.5%
  Public Storage, Inc. .........................................................        830,000         80,925,000
                                                                                                    --------------
  TOTAL REAL ESTATE INVESTMENT TRUSTS (Identified cost $968,554,542) ...........                     1,198,625,345
                                                                                                    --------------
OTHER COMMON STOCKS -- 17.4%

HOUSING AND BUILDING MATERIAL -- 5.5%
  Desarrolladora Homex, S.A.B. de C.V. ADR (b)(c) ..............................      1,365,600         80,665,992
                                                                                                    --------------
LEISURE -- 5.3%
  Las Vegas Sands Corp. (b) ....................................................        870,000         77,847,600
                                                                                                    --------------
REAL ESTATE SERVICES -- 6.6%
  CB Richard Ellis Group, Inc. (b) .............................................      2,665,300         88,487,960
  Jones Lang LaSalle Incorporated ..............................................        100,000          9,217,000
                                                                                                    --------------
                                                                                                        97,704,960
                                                                                                    --------------
  TOTAL OTHER COMMON STOCKS (Identified Cost $231,763,815) .....................                       256,218,552
                                                                                                    --------------
  TOTAL COMMON STOCKS (Identified Cost $1,200,318,357) .........................                     1,454,843,897
                                                                                                    --------------
SHORT-TERM INVESTMENT -- 1.0% OF TOTAL NET ASSETS
                                                                                        FACE
                                                                                       AMOUNT
                                                                                      ------
  American Express Credit Corporation, 5.26%, 1/02/07 (Cost $14,760,000) .......    $14,760,000         14,760,000
                                                                                                    --------------
TOTAL INVESTMENTS -- 99.7% (Identified Cost $1,215,078,357) ....................                     1,469,603,897
  Cash and receivables .........................................................                        12,151,290
  Liabilities ..................................................................                        (7,009,471)
                                                                                                    --------------
TOTAL NET ASSETS -- 100.0% .....................................................                    $1,474,745,716
                                                                                                    ==============

(a) See Note 1A.
(b) Non-income producing security.
(c) An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.

                                  See accompanying notes to financial statements.

                                CGM REALTY FUND
-------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006

ASSETS
Investments at value:
 (Identified cost $1,215,078,357) ...........................    $1,469,603,897
Cash ........................................................               629
Receivable for:
  Shares of the Fund sold .....................    $3,047,784
  Dividends and interest ......................     9,102,877        12,150,661
                                                   ----------    --------------
      Total assets ..........................................     1,481,755,187
                                                                 --------------
LIABILITIES
Payable for:
  Shares of the Fund redeemed .................     5,742,935
  Distributions declared ......................        20,273         5,763,208
                                                   ----------    --------------
Accrued expenses:
  Management fees .............................     1,007,609
  Trustees' fees ..............................        16,093
  Accounting, Administration and Compliance
   expenses ...................................        15,788
  Transfer agent fees .........................        66,985
  Other expenses ..............................       139,788         1,246,263
                                                   ----------    --------------
      Total liabilities .....................................         7,009,471
                                                                 --------------
NET ASSETS ..................................................    $1,474,745,716
                                                                 ==============
Net Assets consist of:
  Capital paid-in ...........................................    $1,220,220,176
  Net unrealized appreciation on investments ................       254,525,540
                                                                 --------------
NET ASSETS ..................................................    $1,474,745,716
                                                                 ==============

Shares of beneficial interest outstanding, no par value  ....        54,499,444
                                                                 ==============
Net asset value per share* ..................................            $27.06
                                                                         ======

* Shares of the Fund are sold and redeemed at net asset value
  ($1,474,745,716 / 54,499,444).

                See accompanying notes to financial statements.

                                CGM REALTY FUND
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

Year Ended December 31, 2006

INVESTMENT INCOME
Income:
  Dividends (net of withholding tax of $21,563 and includes
   dividend income of $3,588,694 from non-controlled
   affiliated issuers) ........................................    $ 30,590,519
  Interest ....................................................         552,079
                                                                   ------------
                                                                     31,142,598
                                                                   ------------
Expenses:
  Management fees .............................................      10,365,690
  Trustees' fees ..............................................          75,190
  Accounting, Administration and Compliance expenses ..........         189,465
  Custodian fees and expenses .................................         186,370
  Transfer agent fees .........................................         436,095
  Audit and tax services ......................................          36,000
  Legal .......................................................          59,727
  Printing ....................................................          74,351
  Registration fees ...........................................         132,434
  Line of credit commitment fee ...............................          20,277
  Miscellaneous expenses ......................................           4,979
                                                                   ------------
                                                                     11,580,578
                                                                   ------------
Net investment income .........................................      19,562,020
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gains on investments (including net realized
   gains of $8,127,212 on sales of investments in
   non-controlled affiliated issuers) .........................     342,376,727
  Net unrealized depreciation .................................     (35,849,776)
                                                                   ------------
  Net realized and unrealized gains on investments ............     306,526,951
                                                                   ------------
CHANGE IN NET ASSETS FROM OPERATIONS ..........................    $326,088,971
                                                                   ============

                See accompanying notes to financial statements.

                                          CGM REALTY FUND
-------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                     YEAR ENDED DECEMBER 31,
                                                                ---------------------------------
                                                                     2006               2005
                                                                --------------     --------------
FROM OPERATIONS
  Net investment income ..................................      $   19,562,020     $   12,504,618
  Net realized gains from investments ....................         342,376,727        289,797,597
  Unrealized depreciation ................................         (35,849,776)       (78,538,199)
                                                                --------------     --------------
    Change in net assets from operations .................         326,088,971        223,764,016
                                                                --------------     --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ..................................         (19,562,020)       (12,422,326)
  Net short-term realized capital gains on investments ...         (18,539,617)                --
  Net long-term realized capital gains on investments ....        (317,224,877)      (288,661,910)
                                                                --------------     --------------
                                                                  (355,326,514)      (301,084,236)
                                                                --------------     --------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares ...........................         457,184,132        325,608,158
  Net asset value of shares issued in connection with
   reinvestment of:
    Dividends from net investment income .................          17,159,267         10,680,770
    Distributions from net short-term realized capital
     gains on investments ................................          13,157,171                 --
    Distributions from net long-term realized capital
     gains on investments ................................         251,776,661        233,849,052
                                                                --------------     --------------
                                                                   739,277,231        570,137,980
  Cost of shares redeemed ................................        (267,260,344)      (246,250,567)
                                                                --------------     --------------
    Change in net assets derived from capital share
     transactions ........................................         472,016,887        323,887,413
                                                                --------------     --------------
  Total change in net assets .............................         442,779,344        246,567,193

NET ASSETS
  Beginning of period ....................................       1,031,966,372        785,399,179
                                                                --------------     --------------
  End of period ..........................................      $1,474,745,716     $1,031,966,372
                                                                ==============     ==============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares .............................          14,825,477         10,068,827
  Issued in connection with reinvestment of:
    Dividends from net investment income .................             539,589            350,540
    Distributions from net short-term realized capital
     gains on investments ................................             487,664                 --
    Distributions from net long-term realized capital
     gains on investments ................................           9,331,664          8,603,718
                                                                --------------     --------------
                                                                    25,184,394         19,023,085
  Redeemed ...............................................          (8,644,393)        (7,636,395)
                                                                --------------     --------------
  Net Change .............................................          16,540,001         11,386,690
                                                                ==============     ==============

                          See accompanying notes to financial statements.

                                                       CGM REALTY FUND
----------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                                   YEAR ENDED DECEMBER 31,
                                                                 -----------------------------------------------------------
                                                                    2006          2005         2004        2003        2002
For a share of the Fund outstanding throughout each period:

Net asset value at the beginning of period ...............          $27.19        $29.56      $24.75      $13.39      $13.47
                                                                 ---------     ---------     -------     -------     -------
Net investment income (a) ................................            0.45          0.43        0.19        0.03        0.40
Net realized and unrealized gains on investments .........            7.37          7.51        8.55       11.93        0.10
                                                                 ---------     ---------     -------     -------     -------
Total from investment operations .........................            7.82          7.94        8.74       11.96        0.50
                                                                 ---------     ---------     -------     -------     -------

Dividends from net investment income .....................           (0.45)        (0.43)      (0.18)      (0.04)      (0.58)
Distribution from net short-term realized gains ..........           (0.42)           --       (0.16)         --          --
Distribution from net long-term realized gains ...........           (7.08)        (9.88)      (3.59)      (0.56)         --
                                                                 ---------     ---------     -------     -------     -------
Total Distributions ......................................           (7.95)       (10.31)      (3.93)      (0.60)      (0.58)
                                                                 ---------     ---------     -------     -------     -------

Net increase (decrease) in net asset value ...............           (0.13)        (2.37)       4.81       11.36       (0.08)
                                                                 ---------     ---------     -------     -------     -------
Net asset value at end of period .........................          $27.06        $27.19      $29.56      $24.75      $13.39
                                                                 =========     =========     =======     =======     =======

Total return (%) .........................................            29.0          27.0        35.5        89.7         3.5

Ratios:
Operating expenses to average net assets (%) .............            0.88          0.92        0.96        1.02        1.03
Net investment income to average net assets (%) ..........            1.49          1.34        0.73        0.16        2.70
Portfolio turnover (%) ...................................             160           136          43          68         173
Net assets at end of period (in thousands) ($) ...........       1,474,746     1,031,966     785,399     644,420     339,757

(a) Per share net investment income has been calculated using the average shares outstanding during the period.

                                       See accompanying notes to financial statements.

                                CGM REALTY FUND
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006

1. The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other funds whose financial statements are not presented herein. Along with one other fund in a separate Trust, there are four CGM Funds. The Fund commenced operations on May 13, 1994. The Fund's investment objective is to provide a combination of income and long-term growth of capital. The Fund intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry, including real estate investment trusts.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on the accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis. Dividend payments received by the Fund from its investment in REITs may consist of ordinary income, capital gains and return of capital and as such are recorded as dividend income, capital gains or a reduction to security cost, as appropriate. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 2006 there were no capital loss carryovers available to offset future realized gains.

    As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

     UNDISTRIBUTED       UNDISTRIBUTED LONG-TERM           NET UNREALIZED
    ORDINARY INCOME           CAPITAL GAINS         APPRECIATION/(DEPRECIATION)
    ---------------      -----------------------    ---------------------------

          $--                      $--                      $254,525,540

    The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at December 31, 2006 was as follows:

                        GROSS UNREALIZED     GROSS UNREALIZED     NET UNREALIZED
    IDENTIFIED COST       APPRECIATION         DEPRECIATION        APPRECIATION
    ---------------     ----------------     ----------------     --------------

     $1,215,078,357       $256,280,545         $(1,755,005)        $254,525,540

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/loss. The Fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book and tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

    The tax character of distributions paid during the period ended December 31, 2006, were as follows:

                                       LONG-TERM
              ORDINARY INCOME        CAPITAL GAINS            TOTAL
              ---------------        -------------            -----

                $38,101,637           $317,224,877        $355,326,514

E. INDEMNITIES -- In the normal course of business, CGM Realty Fund may enter into contracts that provide indemnities to third parties for various potential losses and claims. CGM Realty Fund's maximum exposure under these arrangements is unknown as this would depend on future claims that may be made against CGM Realty Fund. The risk of material loss from such claims is considered remote.

2. PURCHASES AND SALES OF SECURITIES -- For the period ended December 31, 2006, purchases and sales of securities other than United States government obligations and short-term investments aggregated $2,233,020,899 and $2,092,630,017, respectively. There were no purchases or sales of long-term United States government obligations.

3.  A. MANAGEMENT FEES -- During the period ended December 31, 2006, the
       Fund incurred management fees of $10,365,690, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
       (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.85% on the first $500 million of the Fund's average daily net assets and 0.75% on amounts in excess of $500 million.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities; and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes Oxley Act of 2002. The Accounting, Administration and Compliance expense of $189,465, for the period ended December 31, 2006, is shown separately in the financial statements. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, some of whom are officers of the Fund. Of the total expense reimbursement, $147,552 represented reimbursements by the Fund to CGM for a portion of the salaries of CGM employees who are officers of the Fund.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the period ended December 31, 2006, each disinterested trustee was compensated by the CGM Funds with an annual fee of $50,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the CGM Funds and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, each of the CGM Funds is responsible for $7,000 per trustee annually, plus an annual variable fee calculated based on the proportion of each of the CGM Funds' average net assets relative to the aggregate average net assets of the CGM Funds.

4. LINE OF CREDIT -- The Fund has a $20,000,000 committed unsecured line of credit with State Street Bank and Trust Company. Borrowings under the line will be charged interest at 0.75% over the current Overnight Federal Funds Rate. The Fund will incur a commitment fee of 0.10% per annum on the unused portion of the line of credit, payable quarterly. There were no borrowings under the line of credit during the period ended December 31, 2006.

5. AFFILIATED ISSUERS -- Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. The following summarizes transactions with affiliates of the Fund during the period ended December 31, 2006:

                                 NUMBER OF        NUMBER OF                       NUMBER OF
                                SHARES HELD         SHARES      NUMBER OF        SHARES HELD        DIVIDEND        MARKET VALUE
NAME OF ISSUER               DECEMBER 31, 2005    PURCHASED    SHARES SOLD    DECEMBER 31, 2006      INCOME      DECEMBER 31, 2006
--------------               -----------------    ---------    -----------    -----------------     --------     -----------------

Ashford Hospitality
 Trust, Inc.+ .............              0        4,795,000     4,795,000                0         $  871,000           $0
DiamondRock Hospitality
 Company* .................      3,679,000          880,000     3,679,000          880,000          2,303,460            0
Innkeepers USA
 Trust+ ...................      3,309,200                0     3,309,200                0            414,234            0
                                                                                                   ----------           --
    Totals ................                                                                        $3,588,694           $0
                                                                                                   ==========           ==

* No longer considered an affiliated issuer.
+ Position in issuer liquidated during the preceding twelve months.

6. OTHER -- On July 13, 2006 the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for the first financial statement reporting period after June 29, 2007 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements, if any, has not yet been determined.

                                CGM REALTY FUND
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of the CGM Trust and Shareholders of CGM Realty Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM Realty Fund (the "Fund," a series of CGM Trust) at December 31, 2006, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 14, 2007

                                CGM REALTY FUND
-------------------------------------------------------------------------------

ADDITIONAL INFORMATION
(unaudited)

AVAILABILITY OF PROXY VOTING INFORMATION:
Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2006 are available without charge, upon request by calling
1-800-345-4048. The policies also appear in the Fund's Statement of Additional Information, which can be found on the SEC's website, http://www.sec.gov. The voting records can also be found on the SEC's website on the N-PX filing.

PORTFOLIO HOLDINGS:
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                CGM REALTY FUND
-------------------------------------------------------------------------------

FUND EXPENSES

As a shareholder of CGM Realty Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2006 to December 31, 2006.

ACTUAL RETURN AND EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                              Beginning         Ending          Expenses Paid
                            Account Value    Account Value      During Period*
                               7/01/06         12/31/06       7/01/06 - 12/31/06
--------------------------------------------------------------------------------
Actual                        $1,000.00        $1,138.56             $4.69
--------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)   $1,000.00        $1,020.82             $4.43
--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 0.87%, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

                                CGM REALTY FUND
-------------------------------------------------------------------------------

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/2006

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For the year ended December 31, 2006, the Fund designated $320,626,681 as long-term capital dividends.

TRUSTEES AND OFFICERS

The Fund is supervised by the board of trustees (the "Board") of the Trust. The Board is responsible for the general oversight of the Fund, including general supervision and review of the Fund's investment activities. The Board, in turn, elects the officers who are responsible for administering the Fund's day-to-day operations.

An asterisk in the table below identifies those trustees and officers who are "interested persons" of the Trust as defined in the Investment Company Act of 1940. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual's position with Capital Growth Management Limited Partnership ("CGM"), the Fund's investment adviser, as described in the table below. Each trustee serves during the continued lifetime of the Trust or until he earlier dies, resigns or is removed, or if sooner, until the election and qualification of his successor. Each officer serves until his or her successor is elected or qualified or until the officer sooner dies, resigns, or is removed or becomes disqualified.

The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each interested trustee and officer is One International Place, Boston, Massachusetts 02110. Correspondence intended for the trustees who are not "interested persons" of the Trust may be sent c/o Capital Growth Management, One International Place, Boston, Massachusetts 02110.

The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available, without charge, upon request by calling the CGM Marketing Department, toll free, at 800-345-4048.

                                                                        PRINCIPAL               NUMBER OF
                                                                        OCCUPATION             FUNDS IN THE
                                                                       DURING PAST               CGM FUNDS
                                        POSITION HELD AND           5 YEARS AND OTHER             COMPLEX
NAME, ADDRESS AND AGE                 LENGTH OF TIME SERVED         DIRECTORSHIPS HELD           OVERSEEN
---------------------                 ---------------------         ------------------         ------------
INTERESTED TRUSTEES
G. Kenneth Heebner*                  Trustee since 1993             Co-founder and Employee,        4
  age 66                                                            CGM; Controlling Owner,
                                                                    Kenbob, Inc. (general
                                                                    partner of CGM)

Robert L. Kemp*                      Trustee since 1990             Co-founder and Employee,        4
  age 74                                                            CGM; Non-voting Owner,
                                                                    Kenbob, Inc. (general
                                                                    partner of CGM)
DISINTERESTED TRUSTEES
Peter O. Brown                       Trustee since 1993             Counsel (formerly,              4
  age 66                                                            Partner), Harter, Secrest
                                                                    & Emery LLP (law firm);
                                                                    formerly Executive Vice
                                                                    President and Chief
                                                                    Operating Officer, The
                                                                    Glenmeade Trust Company
                                                                    (from 1990 to 1993);
                                                                    formerly Senior Vice
                                                                    President, J.P. Morgan
                                                                    Chase Bank (from 1981-
                                                                    1990); Trustee, TT
                                                                    International U.S.A.
                                                                    Master and Feeder Trusts
                                                                    (four mutual funds)
                                                                    from 2000-2005

Mark W. Holland                      Trustee since 2004             President, Wellesley            4
  age 57                                                            Financial Advisors, LLC
                                                                    (since 2003); formerly
                                                                    Vice President and Chief
                                                                    Operating Officer, Fixed
                                                                    Income Management,
                                                                    Loomis, Sayles & Company,
                                                                    L.P.; formerly Director,
                                                                    Loomis, Sayles & Company,
                                                                    L.P. (from 1999-2002)

James Van Dyke Quereau, Jr.          Trustee since 1993             Managing Partner and            4
  age 58                                                            Director, Stratton
                                                                    Management Company
                                                                    (investment management);
                                                                    Director and Vice
                                                                    President, Semper Trust
                                                                    Co.

J. Baur Whittlesey                   Trustee since 1990             Member, Ledgewood, P.C.         4
  age 60                                                            (law firm)

OFFICERS
G. Kenneth Heebner*                  Vice President since 1990      Co-founder and Employee,        4
  age 66                                                            CGM; Controlling Owner,
                                                                    Kenbob, Inc. (general
                                                                    partner of CGM)

Robert L. Kemp*                      President since 1990           Co-founder and Employee,        4
  age 74                                                            CGM; Non-voting Owner,
                                                                    Kenbob, Inc. (general
                                                                    partner of CGM)

David C. Fietze*                     Chief Compliance Officer       Employee - Legal counsel,       4
  age 37                             since 2004                     CGM; formerly counsel,
  address:                                                          Bartlett Hackett
  38 Newbury Street                                                 Feinberg, P.C.
  Boston, Massachusetts
  02116

Kathleen S. Haughton*                Vice President since 1992      Employee - Investor             4
  age 46                             and Anti-Money Laundering      Services Division, CGM
  address:                           Compliance Officer since 2002
  38 Newbury Street
  Boston, Massachusetts
  02116

Jem A. Hudgins*                      Treasurer since 2004           Employee - CGM                  4
  age 43

Leslie A. Lake*                      Vice President and Secretary   Employee - Office               4
  age 61                             since 1992                     Administrator, CGM

Martha I. Maguire*                   Vice President since 1994      Employee - Funds                4
  age 51                                                            Marketing, CGM

Mary L. Stone*                       Assistant Vice President       Employee - Portfolio            4
  age 62                             since 1990                     Transactions, CGM

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY
BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511
--------------------------------------------------

TELEPHONE NUMBERS

For information about:
[ ] Account Procedures and Status

[ ] Redemptions

[ ] Exchanges

    Call 800-343-5678

[ ] New Account Procedures

[ ] Prospectuses

[ ] Performance

[ ] Proxy Voting Policies and Voting Records

[ ] Complete Schedule of Portfolio Holdings for the
    1st & 3rd Quarters (as filed on Form N-Q)
    Call 800-345-4048
--------------------------------------------------
MAILING ADDRESS
CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511
--------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

RAR 06                               Printed in U.S.A.

CGM
FOCUS FUND

10th Annual Report
December 31, 2006

A No-Load Fund


[logo] Investment Adviser
       CAPITAL GROWTH MANAGEMENT
       Limited Partnership

TO OUR SHAREHOLDERS:
-------------------------------------------------------------------------------

CGM Focus Fund increased 7.0% during the fourth quarter of 2006 compared to the unmanaged Standard and Poor's 500 Index which returned 6.7%. For the year just ended, CGM Focus Fund returned 15.0% and the unmanaged S&P 500 Index increased 15.8%.

THE YEAR IN REVIEW AND ECONOMIC OUTLOOK
2006 was another year of economic expansion with November marking the fifth anniversary of the start of the current growth cycle. The year took off with a bang with real Gross Domestic Product jumping by 5.6% (annualized) in the first quarter, but GDP growth slowed significantly to a 2.0% rate (annualized) by the third quarter. Two sectors were largely responsible for putting on the economic brakes: First, the American auto industry continues to lose market share and is increasingly forced to cut back in order to compete with foreign brands. Second, after four years of booming business and unsustainably spiraling prices, in our view, the homebuilding industry is feeling the pinch, curiously though, in spite of low unemployment and relatively low interest rates. Downturns in these two major industries notwithstanding, the US economy added 140,000 jobs per month in 2006 with the largest gains coming in the health and service sectors.

The Federal Reserve Board ratcheted up the Federal Funds rate from 1% in June of 2004 to 5.25% in June of 2006 in an attempt to slow the economy and ward off inflation. We believe the Fed's plan seems to be working since core inflation (ex food and energy) clocked in at a growth rate of 2.2% (annualized) over the past three months, down from 3.5% (annualized) in July. Four consecutive meetings of the Fed have come and gone since its last rate hike and the long term (ten-year) treasury yield has declined from 5.1% in June 2006 to 4.7% at year end. We are still experiencing the "inverted yield curve," we described in our last report and, though this state of affairs when short-term interest rates exceed long-term interest rates is often considered a harbinger of recession, we believe otherwise. Vital signs, most notably the strength of employment numbers, a recovery in Consumer Confidence and the fact that weakness in the housing industry hasn't spread to other businesses, in our opinion, point to continued growth at a modest rate.

From January 3, 2006 until early May of 2006, the US equity market as measured by the S&P 500 Index rose 6% from 1,248 to 1,325. The S&P dropped 7.5% to 1,225 in mid-June and then, gradually climbed 16% exclusive of dividends over the remaining months to 1,418 at year end. Given year-end profit levels, the S&P 500 Index was priced about 16 times earnings of the Index at the end of 2006, which seems to us quite reasonable in light of current inflation and long term interest rates.

PORTFOLIO STRATEGY
CGM Focus Fund was fully invested throughout the year, which reflected our belief in continued worldwide economic growth. The portfolio had several significant sector positions in 2006 with varying effects on Fund performance.

The Fund began the year with 35% of the portfolio invested in energy-related securities. This weighting was increased to 47% of CGM Focus Fund net assets in June in anticipation of continued increases in energy prices. The price of a barrel of oil was $60 in January of 2006, rose to $78 in July and then, fell abruptly to less than $60 at the end of September. The value of the portfolio's energy-related stocks declined significantly along with the price of oil. As a consequence, the Fund's energy position was reduced to 22% of net assets at the end of September and was trimmed further during the fourth quarter of the year.

CGM Focus Fund also held meaningful positions in foreign mining and steel companies, as well as in the telecommunication industries at various times throughout the year. These positions had a positive impact on the Fund's performance. Short positions had a small, negative portfolio impact for 2006.

On December 31, 2006, the Fund held large long positions in the brokerage and investment services, telephone and oil service industries. The Fund's three largest long holdings were Allegheny Technologies, Incorporated, Open Joint Stock Company "Vimpel-Communications" ADR and The Goldman Sachs Group, Inc. Approximately 16% of the Fund's total net assets were invested in securities sold short at year end.

           /s/ Robert L. Kemp

              Robert L. Kemp
              President

          /s/ G. Kenneth Heebner

              G. Kenneth Heebner
              Portfolio Manager

January 3, 2007

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
CGM FOCUS FUND AND THE UNMANAGED S&P 500 INDEX assuming reinvestment of dividends and capital gains

--------------------------------
        CGM FOCUS FUND
  Average Annual Total Returns
        through 12/31/06
--------------------------------
1 year    5 year   Life of Fund*
15.0%      17.2%      19.6%
*(Annualized from 9/3/97 - 12/31/2006)
--------------------------------
     Past performance is no
   indication of future results
--------------------------------

                                                        Unmanaged
                                      CGM                S&P 500
                                   Focus Fund             Index
            -----------------------------------------------------
            1997                    $10,000              $10,000
            1997                      9,380               10,490
            1998                      9,708               13,490
            1999                     10,533               16,323
            2000                     16,210               14,838
            2001                     23,942               13,072
            2002                     19,680               10,183
            2003                     32,767               13,106
            2004                     36,830               14,535
            2005                     46,111               15,247
            2006                     53,028               17,656

CGM FOCUS FUND
PORTFOLIO MANAGER
--------------------------------------------------------------------------------

G. Kenneth Heebner has managed CGM Focus Fund since its inception on September 3, 1997. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership with Robert L. Kemp. Prior to establishing the new company,
Mr. Heebner managed mutual funds at Loomis, Sayles and Company. In addition to CGM Focus Fund, he currently manages CGM Capital Development Fund, CGM Mutual Fund and CGM Realty Fund.
-------------------------------------------------------------------------------

See the Schedule of Investments on pages 3 and 4 for the percentage of net assets of the Fund invested in particular industries or securities as of December 31, 2006.

INVESTMENT PERFORMANCE
(unaudited)
-------------------------------------------------------------------------------

Cumulative Total Return for Periods Ended
December 31, 2006

                                                                   CGM FOCUS
                                                                     FUND
                                                                   ---------
5 Years .......................................................     +121.5%
1 Year ........................................................     + 15.0
3 Months ......................................................     +  7.0

The Fund's average annual total return since inception (September 3, 1997) through December 31, 2006 is +19.6%. The adviser limited the Fund's total operating expenses to 1.20% of its average net assets exclusive of any dividend expense incurred on short sales through December 31, 2001. Otherwise, the Fund's average annual and cumulative total returns since inception and for the five-year period ended December 31, 2006 would have been lower.

The performance data contained in the report represent past performance, which is no guarantee of future results. The graph and table above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assume the reinvestment of all Fund distributions. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

                                                  CGM FOCUS FUND
-----------------------------------------------------------------------------------------------------------------

INVESTMENTS AS OF DECEMBER 31, 2006

COMMON STOCKS -- 100.5% OF TOTAL NET ASSETS
                                                                                      SHARES           VALUE(a)
                                                                                      ------           --------
AEROSPACE -- 4.5%
  Embraer-Empresa Brasileira de Aeronautica S.A. ADR (b) .....................       2,483,200    $   102,878,976
                                                                                                  ---------------

BANKS - MONEY CENTER -- 1.1%
  Citigroup Inc. .............................................................         470,000         26,179,000
                                                                                                  ---------------

BROKERAGE/INVESTMENT SERVICES -- 25.1%
  Lehman Brothers Holdings Inc. ..............................................         760,000         59,371,200
  Merrill Lynch & Co., Inc. (c) ..............................................       1,550,000        144,305,000
  Morgan Stanley (c) .........................................................       1,660,000        135,173,800
  The Bear Stearns Companies, Inc. ...........................................         500,000         81,390,000
  The Goldman Sachs Group, Inc. (c) ..........................................         750,000        149,512,500
                                                                                                  ---------------
                                                                                                      569,752,500
                                                                                                  ---------------
CHEMICALS - SPECIALTY -- 4.4%
  Potash Corporation of Saskatchewan, Inc. ...................................         705,000        101,153,400
                                                                                                  ---------------

ENGINEERING -- 5.1%
  Fluor Corporation ..........................................................       1,430,000        116,759,500
                                                                                                  ---------------

FINANCIAL SERVICES -- 5.6%
  MasterCard Incorporated ....................................................       1,286,000        126,658,140
                                                                                                  ---------------

LEISURE -- 5.3%
  Las Vegas Sands Corp. (d) ..................................................       1,335,700        119,518,436
                                                                                                  ---------------

MACHINERY -- 5.3%
  Deere & Company ............................................................       1,265,000        120,263,550
                                                                                                  ---------------

METALS AND MINING -- 9.5%
  Allegheny Technologies Incorporated (c) ....................................       2,100,000        190,428,000
  Titanium Metals Corporation (d) ............................................         850,000         25,083,500
                                                                                                  ---------------
                                                                                                      215,511,500
                                                                                                  ---------------
MISCELLANEOUS -- 4.7%
  Tenaris S.A. ADR (b) .......................................................       2,155,000        107,512,950
                                                                                                  ---------------

OIL - INDEPENDENT PRODUCTION -- 3.1%
  Canadian Natural Resources Limited .........................................         220,000         11,710,600
  Petroleo Brasileiro S.A. - Petrobras ADR (b) ...............................         565,000         58,189,350
                                                                                                  ---------------
                                                                                                       69,899,950
                                                                                                  ---------------
OIL REFINING -- 0.8%
  Suncor Energy Inc. .........................................................         230,000         18,149,300
                                                                                                  ---------------

OIL SERVICE -- 9.9%
  Baker Hughes Incorporated ..................................................       1,470,000        109,750,200
  Schlumberger Limited .......................................................       1,810,000        114,319,600
                                                                                                  ---------------
                                                                                                      224,069,800
                                                                                                  ---------------

RETAIL -- 2.9%
  Coach, Inc. (d) ............................................................       1,040,000         44,678,400
  J.C. Penney Company, Inc. ..................................................         280,000         21,660,800
                                                                                                  ---------------
                                                                                                       66,339,200
                                                                                                  ---------------
TELEPHONE -- 13.2%
  Mobile TeleSystems OJSC ADR (b)(c)(e) ......................................       2,700,000        135,513,000
  Open Joint Stock Company "Vimpel-Communications" ADR (b)(c)(d)(e) ..........       2,070,000        163,426,500
                                                                                                  ---------------
                                                                                                      298,939,500
                                                                                                  ---------------

TOTAL COMMON STOCKS (Identified Cost $1,976,417,063) .........................................      2,283,585,702
                                                                                                  ---------------

SHORT-TERM INVESTMENT -- 0.9% OF TOTAL NET ASSETS
                                                                                     FACE
                                                                                    AMOUNT
                                                                                    ------

American Express Credit Corporation, 5.26%, 1/02/07 (Cost $19,665,000) .......    $ 19,665,000         19,665,000
                                                                                                  ---------------

TOTAL INVESTMENTS - 101.4% (Identified Cost $1,996,082,063) ...................................     2,303,250,702
  Cash and receivables ........................................................................       401,953,325
  Liabilities .................................................................................      (433,165,265)
                                                                                                  ---------------

TOTAL NET ASSETS -- 100.0% ....................................................................   $ 2,272,038,762
                                                                                                  ===============
(a) See Note 1A.
(b) An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.
(c) A portion of this security has been segregated as collateral in connection with short sale investments. (See
    Note 1E.)
(d) Non-income producing security.
(e) The Fund has approximately 13% of its net assets at December 31, 2006 invested in companies incorporated in
    Russia.

SECURITIES SOLD SHORT (PROCEEDS $323,789,796)
                                                                                      SHARES            VALUE
                                                                                      ------            -----

    Amazon.com, Inc. .........................................................       3,850,000    $   151,921,000
    Countrywide Financial Corporation ........................................       3,520,000        149,424,000
    Sirius Satellite Radio Inc. ..............................................      18,900,000         66,906,000
                                                                                                  ---------------
                                                                                                  $   368,251,000
                                                                                                  ===============

                                 See accompanying notes to financial statements.

                                CGM FOCUS FUND
-------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006

ASSETS
Investments at value (Identified cost
  $1,996,082,063) ...........................................    $2,303,250,702
Cash ........................................................             3,076
Deposits with brokers for short sales .......................       344,182,367
Receivable for:
  Securities sold ..........................    $  49,551,185
  Shares of the Fund sold ..................        5,417,145
  Dividends and interest ...................        2,799,552        57,767,882
                                                -------------    --------------
    Total assets ............................................     2,705,204,027
                                                                 --------------
LIABILITIES
Securities sold short at current market value (Proceeds
  $323,789,796) .............................................       368,251,000
Payable for:
  Securities purchased .....................       50,637,544
  Shares of the Fund redeemed ..............       12,005,931
  Distributions declared ...................            5,314
  Tax withholding liability ................           85,257        62,734,046
                                                -------------

Accrued expenses:
  Management fees ..........................        1,826,964
  Trustees' fees ...........................           20,967
  Accounting, Administration and
    Compliance expenses ....................           25,108
  Transfer agent fees ......................          105,889
  Other expenses ...........................          201,291         2,180,219
                                                -------------    --------------
    Total liabilities .......................................       433,165,265
                                                                 --------------
NET ASSETS ..................................................    $2,272,038,762
                                                                 ==============

Net Assets consist of:
  Capital paid-in ...........................................    $2,026,665,695
  Accumulated net realized loss .............................       (17,334,263)
  Net unrealized appreciation (depreciation) on investments:
    Long positions ..........................................       307,168,534
    Short positions .........................................       (44,461,204)
                                                                 --------------
NET ASSETS ..................................................    $2,272,038,762
                                                                 ==============
Shares of beneficial interest outstanding, no par value .....        65,505,851
                                                                     ==========
Net asset value per share* ..................................            $34.68
                                                                         ======

* Shares of the Fund are sold and redeemed at net asset value ($2,272,038,762 / 65,505,851).

                See accompanying notes to financial statements.

                                CGM FOCUS FUND
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

Year Ended December 31, 2006

INVESTMENT INCOME
 Income:
  Dividends (net of withholding tax of $712,020) ..............    $ 43,609,171
  Interest on restricted cash .................................      31,436,023
  Interest ....................................................         936,887
                                                                   ------------
                                                                     75,982,081
                                                                   ------------
 Expenses:
  Management fees .............................................      20,688,930
  Trustees' fees ..............................................          97,865
  Accounting, Administration and Compliance expenses ..........         301,300
  Custodian fees and expenses .................................         293,778
  Transfer agent fees .........................................         696,489
  Audit and tax services ......................................          36,000
  Legal .......................................................         134,647
  Printing ....................................................         131,022
  Registration fees ...........................................         204,594
  Line of credit commitment fee ...............................          39,515
  Dividends on short sales ....................................       3,893,925
  Miscellaneous expenses ......................................           7,805
                                                                   ------------
                                                                     26,525,870
                                                                   ------------
 Net investment income ........................................      49,456,211
                                                                   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
 Net realized gain (loss) on investments:
   Long transactions ..........................................     263,926,321
   Net increase from payments by affiliates for a
     trading loss .............................................         322,881
   Short transactions .........................................     (90,385,302)
 Net unrealized appreciation (depreciation) on
  investments and translation of assets and liabilities
   in foreign currencies:
   Long transactions ..........................................      (5,154,798)
   Short transactions .........................................      29,427,831
                                                                   ------------
 Net realized and unrealized gains on investments and
  foreign currency transactions ...............................     198,136,933
                                                                   ------------
CHANGE IN NET ASSETS FROM OPERATIONS ..........................    $247,593,144
                                                                   ============

                See accompanying notes to financial statements.

                                             CGM FOCUS FUND
---------------------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                     YEAR ENDED DECEMBER 31,
                                                                                 ------------------------------
                                                                                     2006              2005
                                                                                --------------    --------------

FROM OPERATIONS
  Net investment income ....................................................    $   49,456,211    $   19,687,149
  Net realized gains from investments ......................................       173,863,900       137,961,949
  Unrealized appreciation ..................................................        24,273,033        94,717,654
                                                                                --------------    --------------
    Change in net assets from operations ...................................       247,593,144       252,366,752
                                                                                --------------    --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ....................................................       (48,763,442)      (19,764,129)
  Net short-term realized capital gains on investments .....................              --         (80,853,254)
  Net long-term realized capital gains on investments ......................      (175,789,197)      (59,292,387)
                                                                                --------------    --------------
                                                                                  (224,552,639)     (159,909,770)
                                                                                --------------    --------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares .............................................       997,758,557       781,861,059
  Net asset value of shares issued in connection with reinvestment of:

    Dividends from net investment income ...................................        40,066,125        15,971,092
    Distributions from net short-term realized capital
      gains on investments .................................................              --          67,062,737
    Distributions from net long-term realized capital
      gains on investments .................................................       148,382,402        49,185,408
                                                                                --------------    --------------
                                                                                 1,186,207,084       914,080,296
  Cost of shares redeemed ..................................................      (578,351,879)     (284,231,272)
                                                                                --------------    --------------
    Change in net assets derived from capital share
      transactions .........................................................       607,855,205       629,849,024
                                                                                --------------    --------------
  Total change in net assets ...............................................       630,895,710       722,306,006

NET ASSETS
  Beginning of period ......................................................     1,641,143,052       918,837,046
                                                                                --------------    --------------
  End of period ............................................................    $2,272,038,762    $1,641,143,052
                                                                                ==============    ==============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ...............................................        26,593,050        22,491,195
  Issued in connection with reinvestment of:

    Dividends from net investment income ...................................         1,150,667           478,574
    Distributions from net short-term realized capital
      gains on investments .................................................              --           2,008,467
    Distributions from net long-term realized capital
      gains on investments .................................................         4,261,150         1,473,058
                                                                                --------------    --------------
                                                                                    32,004,867        26,451,294
  Redeemed .................................................................       (15,631,438)       (8,458,557)
                                                                                --------------    --------------
  Net Change ...............................................................        16,373,429        17,992,737
                                                                                ==============    ==============

                                 See accompanying notes to financial statements.

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------

STATEMENT OF CASH FLOWS

Year Ended December 31, 2006

INCREASE (DECREASE) IN CASH
Cash flows from operating activities:

  Change in net assets resulting from operations ............   $   247,593,144
  Adjustments to reconcile change in net assets resulting
    from operations to net cash provided by operating
    activities:
    Purchase of investment securities .......................    (7,659,830,047)
    Buy to cover of investment securities held short ........    (2,436,904,501)
    Proceeds from disposition of investment securities ......     7,318,850,966
    Proceeds from short sale of investment securities .......     2,034,510,110
    Sale of short-term investment securities, net ...........         2,860,000
    Decrease in deposits with brokers for short sales .......       294,812,066
    Decrease in dividends and interest receivable ...........           442,043
    Decrease in receivables for securities sold .............        18,026,846
    Decrease in tax withholding liability ...................           (18,349)
    Decrease in payable for securities purchased ............       (16,074,917)
    Increase in accrued expenses ............................           649,268
    Mark to market on receivables and liabilities ...........               835
    Net increase from payments by affiliates for trading
      loss ..................................................           322,881
    Unrealized appreciation on securities and currencies ....       (24,273,033)
    Net realized gains from investments .....................      (173,863,900)
                                                                ---------------
  Net cash used in operating activities .....................      (392,896,588)
                                                                ---------------

Cash flows from financing activities:

  Proceeds from shares sold .................................     1,002,773,440
  Payment on shares redeemed ................................      (573,767,837)
  Cash distributions paid ...................................       (36,107,255)
                                                                ---------------
  Net cash provided by financing activities .................       392,898,348
                                                                ---------------
Net increase in cash ........................................             1,760
Cash:

  Beginning balance .........................................             1,316
                                                                ---------------
  Ending balance ............................................   $         3,076
                                                                ===============
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $188,448,527.

                See accompanying notes to financial statements.


                                                       CGM FOCUS FUND
----------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                                                          YEAR ENDED DECEMBER 31,
                                           ----------------------------------------------------------------------------------
                                               2006               2005              2004             2003             2002
                                           ------------       ------------       ----------       ----------       ----------
For a share of the Fund outstanding
  throughout each period:

Net asset value at the beginning of
  period ................................        $33.40             $29.51           $29.93           $17.98           $21.87
                                                 ------             ------           ------           ------           ------
Net investment income (loss) (a) ........          0.82(b)            0.52(b)          0.04(b)         (0.21)           (0.21)
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions ..........................          4.19               6.93             3.65            12.16            (3.68)
                                                 ------             ------           ------           ------           ------
Total from investment operations ........          5.01               7.45             3.69            11.95            (3.89)
                                                 ------             ------           ------           ------           ------
Dividends from net investment income ....         (0.81)             (0.44)           (0.04)              --               --
Distribution from net short-term realized
  gains .................................            --              (1.80)              --               --               --
Distribution from net long-term realized
  gains .................................         (2.92)             (1.32)           (4.07)              --               --
                                                 ------             ------           ------           ------           ------
Total Distributions .....................         (3.73)             (3.56)           (4.11)              --               --
                                                 ------             ------           ------           ------           ------
Net increase (decrease) in net asset
  value .................................          1.28               3.89            (0.42)           11.95            (3.89)
                                                 ------             ------           ------           ------           ------
Net asset value at end of period ........        $34.68             $33.40           $29.51           $29.93           $17.98
                                                 ======             ======           ======           ======           ======
Total return (%) ........................          15.0(c)            25.2             12.4             66.5            (17.8)

Ratios:

Operating expenses to average net assets
  (%) ...................................          1.02               1.07             1.12             1.18             1.18
Dividends and interest on short positions
  to average net assets (%) .............          0.18               0.15             0.09               --             0.02
                                                 ------             ------           ------           ------           ------
Total expenses to average net assets (%)           1.20               1.22             1.21             1.18             1.20
                                                 ======             ======           ======           ======           ======
Net investment income (loss) to average
  net assets (%) ........................          2.23               1.55             0.14            (0.92)           (0.98)
Portfolio turnover (%) ..................           333                282              327              204              155
Net assets at end of period (in
  thousands) ($) ........................     2,272,039          1,641,143          918,837          775,499          383,983

(a) Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b) Net investment income per share excluding all related short sale income and expenses for the period ended December 31,
    2004 was $0.06, for the period ended December 31, 2005 was $0.23 and for the period ended December 31, 2006 was $0.36.
(c) In 2006, the Fund's total return consists of a voluntary reimbursement by the adviser for a realized investment loss.
    Excluding this item, the total return would have been 0.01% less.

                                       See accompanying notes to financial statements.

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006

1. The Fund is a non-diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other funds whose financial statements are not presented herein. Along with one other fund in a separate Trust, there are four CGM Funds. The Fund commenced operations on September 3, 1997. The Fund's investment objective is long-term growth of capital. The Fund intends to pursue its objective by investing in a smaller number of companies, and/or in a more limited number of sectors than diversified mutual funds. In addition, should the investment outlook of the Fund's investment manager so warrant, the Fund may engage in a variety of investment techniques including short sales designed to capitalize on declines in the market price of specific equity securities of one or more companies or declines in market indexes.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or, in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used for long positions and the last reported ask price for short positions. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securites which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes. Interest income is recorded on the accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 2006, there were no capital loss carryovers available to offset future realized gains.

    As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

                                 UNDISTRIBUTED                 NET UNREALIZED
       UNDISTRIBUTED              LONG-TERM                    APPRECIATION/
      ORDINARY INCOME            CAPITAL GAINS                 (DEPRECIATION)
      ---------------            -------------                 --------------
         $      --                $      --                     $245,373,068

    The identified cost of investments in securities, held long, owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at December 31, 2006 was as follows:

                            GROSS               GROSS
                          UNREALIZED          UNREALIZED         NET UNREALIZED
    IDENTIFIED COST      APPRECIATION        DEPRECIATION         APPRECIATION
    ---------------      ------------        ------------         ------------
    $2,002,097,256       $323,385,331        $(22,231,885)        $301,153,446

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/loss. These differences are primarily related to dividends on short positions which were held less than forty-five days and foreign exchange gains/ losses. The Fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book and tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

    The tax character of distributions paid during the period ended December 31, 2006, were as follows:

    ORDINARY INCOME          LONG-TERM CAPITAL GAINS               TOTAL
    ---------------          -----------------------               -----
      $48,763,442                  $175,789,197                 $224,552,639

E. SHORT SALES -- The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The Fund is liable for any dividends or interest paid on securities sold short. While the short sale is outstanding, the Fund is required to collateralize its obligations, which has the practical effect of limiting the extent to which the Fund may engage in short sales. The market value of securities held in a segregated account at December 31, 2006 was $776,750,000 and the value of cash held in a segregated account was $344,182,367.

F. INDEMNITIES -- In the normal course of business, CGM Focus Fund may enter into contracts that provide indemnities to third parties for various potential losses and claims. CGM Focus Fund's maximum exposure under these arrangements is unknown as this would depend on future claims that may be made against CGM Focus Fund. The risk of material loss from such claims is considered remote.

G. STATEMENT OF CASH FLOWS -- Information on the Fund's financial transactions which have been settled through the receipt and disbursement of cash is presented in the financial statement entitled Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows at December 31, 2006 represents cash maintained by the custodian.

H. FOREIGN CURRENCY TRANSLATION -- All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.

2. FOREIGN INVESTMENT RISK -- There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

3. PURCHASES AND SALES OF SECURITIES -- For the period ended December 31, 2006, purchases and sales of securities other than United States government obligations and short-term investments aggregated $7,659,830,047 and $7,318,850,966, respectively. There were no purchases or sales of long-term United States government obligations for the period ended December 31, 2006.

4. A. MANAGEMENT FEES -- During the period ended December 31, 2006, the Fund incurred management fees of $20,688,930, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
        (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 1.00% on the first $500 million of the Fund's average daily net assets, 0.95% of the next $500 million and 0.90% on amounts in excess of $1 billion.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following:
        (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities; and (iv) compliance in connection to the Investment Company Act of 1940 and to Sarbanes Oxley Act of 2002. The Accounting, Administration and Compliance expense of $301,300, for the period ended December 31, 2006, is shown separately in the financial statements. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, some of whom are officers of the Fund. Of the total expense reimbursement, $234,646 represented reimbursements by the Fund to CGM for a portion of the salaries of CGM employees who are officers of the Fund.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the period ended December 31, 2006, each disinterested trustee was compensated by the CGM Funds with an annual fee of $50,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the CGM Funds and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, each of the CGM Funds is responsible for $7,000 per trustee annually, plus an annual variable fee calculated based on the proportion of each of the CGM Funds' average net assets relative to the aggregate average net assets of the CGM Funds.

    D. LOSS REIMBURSEMENT -- During the year, while transacting a trade on behalf of the Fund, CGM placed an incorrect trade with a broker. As a result of the trade, the Fund incurred a loss of $322,881 which was reimbursed to the Fund by CGM.

5. LINE OF CREDIT -- The Fund had a $20,000,000 committed, secured line of credit with State Street Bank and Trust Company through January 25, 2006. On January 26, 2006 the Fund increased the line of credit to $40,000,000. Borrowings under the line will be charged interest at 0.75% over the current Overnight Federal Funds Rate. The Fund incurred a commitment fee of 0.125% per annum on the unused portion of the line of credit through January 25, 2006 and after that date the Fund incurred a commitment fee of 0.1% per annum on the unused portion of the line of credit, payable quarterly. There were no borrowings under the line of credit during the period ended December 31, 2006.

6. OTHER -- On July 13, 2006 the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for the first financial statement reporting period after June 29, 2007 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements, if any, has not yet been determined.

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of CGM Trust and Shareholders of CGM Focus Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, of changes in net assets, and of cash flows and the financial highlights present fairly, in all material respects, the financial position of CGM Focus Fund (the "Fund," a series of CGM Trust) at December 31, 2006, the results of its operations, the changes in its net assets, its cash flows and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 14, 2007

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------

ADDITIONAL INFORMATION
(unaudited)

AVAILABILITY OF PROXY VOTING INFORMATION:

Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2006 are available without charge, upon request by calling 1-800-345-4048. The policies also appear in the Fund's Statement of Additional Information, which can be found on the SEC's website, http://www.sec.gov. The voting records can also be found on the SEC's website on the N-PX filing.

PORTFOLIO HOLDINGS:

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------

FUND EXPENSES

As a shareholder of CGM Focus Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2006 to December 31, 2006.

ACTUAL RETURN AND EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                              Beginning         Ending           Expenses Paid
                            Account Value    Account Value      During Period*
                               7/01/06         12/31/06       7/01/06 - 12/31/06
--------------------------------------------------------------------------------
Actual                        $1,000.00       $  996.76               $5.69
--------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)   $1,000.00       $1,019.51               $5.75
--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.13%, which includes expenses related to short sales activity, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/2006

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For the year ended December 31, 2006, the Fund designated $179,017,313 as long-term capital dividends.

TRUSTEES AND OFFICERS

The Fund is supervised by the board of trustees (the "Board") of the Trust. The Board is responsible for the general oversight of the Fund, including general supervision and review of the Fund's investment activities. The Board, in turn, elects the officers who are responsible for administering the Fund's day-to-day operations.

An asterisk in the table below identifies those trustees and officers who are "interested persons" of the Trust as defined in the Investment Company Act of 1940. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual's position with Capital Growth Management Limited Partnership ("CGM"), the Fund's investment adviser, as described in the table below. Each trustee serves during the continued lifetime of the Trust or until he earlier dies, resigns or is removed, or if sooner, until the election and qualification of his successor. Each officer serves until his or her successor is elected or qualified or until the officer sooner dies, resigns, or is removed or becomes disqualified.

The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each interested trustee and officer is One International Place, Boston, Massachusetts 02110. Correspondence intended for the trustees who are not "interested persons" of the Trust may be sent c/o Capital Growth Management, One International Place, Boston, Massachusetts 02110.

The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available, without charge, upon request by calling the CGM Marketing Department, toll free, at 800-345-4048.

                                                                                                                        NUMBER OF
                                                                                                                      FUNDS IN THE
                                                                              PRINCIPAL OCCUPATION DURING               CGM FUNDS
                                           POSITION HELD AND                       PAST 5 YEARS AND                      COMPLEX
NAME, ADDRESS AND AGE                    LENGTH OF TIME SERVED                 OTHER DIRECTORSHIPS HELD                 OVERSEEN
---------------------                    ---------------------                 ------------------------                 --------
INTERESTED TRUSTEES
G. Kenneth Heebner*                    Trustee since 1993                Co-founder and Employee, CGM; Controlling          4
  age 66                                                                 Owner, Kenbob, Inc. (general partner of
                                                                         CGM)

Robert L. Kemp*                        Trustee since 1990                Co-founder and Employee, CGM; Non-voting           4
  age 74                                                                 Owner, Kenbob, Inc. (general partner of
                                                                         CGM)

DISINTERESTED TRUSTEES

Peter O. Brown                         Trustee since 1993                Counsel (formerly, Partner), Harter,               4
  age 66                                                                 Secrest & Emery LLP (law firm); formerly
                                                                         Executive Vice President and Chief
                                                                         Operating Officer, The Glenmeade Trust
                                                                         Company (from 1990 to 1993); formerly
                                                                         Senior Vice President, J.P. Morgan Chase
                                                                         Bank (from 1981-1990); Trustee, TT
                                                                         International U.S.A. Master and Feeder
                                                                         Trusts (four mutual funds) from 2000-2005

Mark W. Holland                        Trustee since 2004                President, Wellesley Financial Advisors,           4
  age 57                                                                 LLC (since 2003); formerly Vice President
                                                                         and Chief Operating Officer, Fixed Income
                                                                         Management, Loomis, Sayles & Company, L.P.;
                                                                         formerly Director, Loomis, Sayles &
                                                                         Company, L.P. (from 1999-2002)

James Van Dyke Quereau, Jr.            Trustee since 1993                Managing Partner and Director, Stratton            4
  age 58                                                                 Management Company (investment management);
                                                                         Director and Vice President, Semper Trust
                                                                         Co.

J. Baur Whittlesey                     Trustee since 1990                Member, Ledgewood, P.C. (law firm)                 4
  age 60

OFFICERS

G. Kenneth Heebner*                    Vice President since 1990         Co-founder and Employee, CGM; Controlling          4
  age 66                                                                 Owner, Kenbob, Inc. (general partner of
                                                                         CGM)

Robert L. Kemp*                        President since 1990              Co-founder and Employee, CGM; Non-voting           4
  age 74                                                                 Owner, Kenbob, Inc. (general partner of
                                                                         CGM)

David C. Fietze*                       Chief Compliance Officer since    Employee - Legal counsel, CGM; formerly            4
  age 37                               2004                              counsel, Bartlett Hackett Feinberg, P.C.
  address:
  38 Newbury Street
  Boston, Massachusetts
  02116

Kathleen S. Haughton*                  Vice President since 1992         Employee - Investor Services Division, CGM         4
  age 46                               and Anti-Money Laundering
  address:                             Compliance Officer since 2002
  38 Newbury Street
  Boston, Massachusetts
  02116

Jem A. Hudgins*                        Treasurer since 2004              Employee - CGM                                     4
  age 43

Leslie A. Lake*                        Vice President and Secretary      Employee - Office Administrator, CGM               4
  age 61                               since 1992

Martha I. Maguire*                     Vice President since 1994         Employee - Funds Marketing, CGM                    4
  age 51

Mary L. Stone*                         Assistant Vice President since    Employee - Portfolio Transactions, CGM             4
  age 62                               1990

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511
--------------------------------------------------

TELEPHONE NUMBERS

For information about:
[ ] Account Procedures and Status

[ ] Redemptions

[ ] Exchanges
    Call 800-343-5678

[ ] New Account Procedures

[ ] Prospectuses

[ ] Performance

[ ] Proxy Voting Policies and Voting Records

[ ] Complete Schedule of Portfolio Holdings for the
    1st & 3rd Quarters (as filed on Form N-Q)
    Call 800-345-4048
--------------------------------------------------
MAILING ADDRESS
CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511
--------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

FFAR 06                                                       Printed in U.S.A.

ITEM 2. CODE OF ETHICS.

CGM Trust has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer (the "Code"). The Code is filed herewith as Exhibit 99.CODE ETH. There were no amendments to the Code required to be disclosed in response to this Item 2 during the fiscal year ended December 31, 2006. There were no waivers or implicit waivers from the Code granted by the registrant during the fiscal year ended December 31, 2006.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Trust's Board of Trustees has determined that it has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is James Van Dyke Quereau, Jr. James Van Dyke Quereau, Jr. is "independent" as defined in Item 3(a)(2) of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        (a) Audit Fee: The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of CGM Trust's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are the following: 2005 - $86,700 and 2006 - $91,800.
        (b) Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of CGM Trust's financial statements and are not reported under paragraph (a) of this Item are the following: 2005 - $0 and 2006 - $0.
        (c) Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are the following: 2005 - $11,900 and 2006 - $12,700. The nature of the services comprising the fees disclosed under this category is tax compliance services related to the preparation and review of federal income and excise tax returns and review of excise tax distribution requirements.

        (d) All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are the following: 2005
                - $0 and 2006 - $0.
        (e) (1) The Trustees Committees of the Boards of Trustees of the CGM Trust and CGM Capital Development Fund (the "Trustees Committees")are required to pre-approve (i)all audit services, tax services and permitted non-audit services provided by PricewaterhouseCoopers LLP or any other independent public accountant engaged by the CGM Trust and the CGM Capital Development Fund(the "Trusts") and (ii)any engagement of PricewaterhouseCoopers LLP to provide non-audit services to (a) Capital Growth Management Limited Partnership ("CGM"), and (b) any entity controlling, controlled by, or under common control with CGM that provides ongoing services to the Trusts if the engagement relates directly to the operations and financial reporting of the Trusts. The Trustees Committees generally review each necessary pre-approval on a case by base basis. However, the Trustees Committees have authorized the President or Treasurer of each of the CGM Trust, on behalf of its series, and the CGM Capital Development Fund (collectively with the series of the CGM Trust, the "Funds") to incur additional fees totaling in the aggregate not more than $7,500.00 for services relating to the audit of the Funds for the fiscal year ended December 31, 2006, the close-out of the 2006 accounts, calculation of year-end dividends, and/or related tax or accounting matters.
            (2) 0% of services described in each of paragraphs (b) through (d)
                of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
        (f) Not applicable.
        (g) The aggregate non-audit fees billed by CGM Trust's accountant for services rendered to (i)CGM Trust, (ii)CGM, and (iii)any entity controlling, controlled by, or under common control with CGM that provides ongoing services to the CGM Trust for each of the last two fiscal years of the CGM Trust are the following: 2005 - $11,900 and 2006 - $12,700.
        (h) There were no non-audit services that were rendered to the CGM or any entity controlling, controlled by, or under common control with CGM that provides ongoing services to the CGM Trust that were not pre-approved pursuant to paragraph (c)(7)(ii) or Rule 2-01 of Regulation S-X, thus no consideration by the Trustees Committees was necessary to determine if services were compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

        Not applicable. Investments in securities of unaffiliated issuers as of December 31, 2006, as set forth in 210.12-12 of Regulation S-X,are included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

As described in the CGM Trust's most recent proxy statement on Schedule 14A filed on September 24, 2004, the CGM Trust does not have a formal policy for considering any trustee candidates recommended by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the CGM Trust's disclosure controls and procedures within 90 days of the filing of this Form N-CSR, the principal executive officer and principal financial officer of CGM Trust have concluded that the CGM Trust's disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Trust on Form N-CSR and Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

(b) There were no changes in CGM Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the CGM Trust's last fiscal quarter of the period covered by this report.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics described in Item 2 is attached hereto as EX-99.CODE ETH.

(a)(2) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

(b) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

                                 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CGM Trust

By:   /S/Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer

Date: February 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /S/ Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer


Date: February 26, 2007

By:   /S/ Jem A. Hudgins
      Jem A. Hudgins
      CFO & Treasurer
      Principal Financial Officer


Date: February 26, 2007